Leases (Tables)	12 Months Ended
Sep. 30, 2024
Leases
Schedule of operating lease liabilities
	As of	As of
	September 30,	September 30,
	2024	2023

Right-of-use assets under operating leases	$122,779	$195,813

Operating lease liabilities, current	-	31,602
Total operating lease liabilities	-	$31,602